Subsequent events (Details)													1 Months Ended													3 Months Ended		12 Months Ended
	Mar. 15, 2021 $ / shares	Nov. 23, 2020 $ / shares	Sep. 09, 2020 $ / shares	Jun. 01, 2020 $ / shares	Mar. 02, 2020 $ / shares	Nov. 25, 2019 $ / shares	Sep. 10, 2019 $ / shares	Jun. 30, 2019 USD ($) $ / shares	Mar. 13, 2019 $ / shares	Dec. 05, 2018	Sep. 20, 2018	Jun. 06, 2018	Mar. 31, 2021 USD ($) tanker vessel $ / shares	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($) vessel	May 31, 2020 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2018	Aug. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	May 31, 2018 USD ($) $ / shares	Mar. 31, 2018	Sep. 30, 2017	Jun. 30, 2015 USD ($)	Feb. 28, 2014 USD ($)	Mar. 31, 2021 USD ($) tanker vessel $ / shares	Jul. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Mar. 20, 2021 USD ($)	Mar. 02, 2021 USD ($) vessel	Sep. 30, 2020 USD ($)	Jul. 31, 2020 USD ($) vessel	Apr. 30, 2020 vessel	Mar. 31, 2020	Mar. 27, 2020	Aug. 31, 2019 USD ($) vessel	Sep. 01, 2017	Mar. 31, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2014 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners per share | $ / shares	$ 0.10
Borrowings																												$ 2,415,326,000	$ 2,552,473,000
Number of vessels | vessel																												19	19
Value of cargo																														$ 13,600,000
Borrowings interest rate																																			4.03%
Debt transactions [Member] | Installation of scrubbers
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | vessel																												19
Debt transactions [Member] | 2021 AVIC lease financing
Disclosure of non-adjusting events after reporting period [line items]
Net debt to capitalization ratio																										0.70
Consolidated tangible net worth																										$ 650,000,000.0
Debt transactions [Member] | 2021 AVIC lease financing | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Minimum ratio for fair value of vessels														115.00%
Debt transactions [Member] | 2021 AVIC lease financing | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Minimum ratio for fair value of vessels														120.00%
Convertible Notes due 2022 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners per share | $ / shares		$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Convertible conversion rate						0.02574	0.02566	0.02558	0.02548	0.02534	0.02521	0.02508									0.025
Borrowings																					$ 154,300,000						$ 12,200,000	$ 140,700,000	$ 180,100,000
Aggregate principal amount notes issued																					$ 188,500,000						15,000,000.0					$ 47,700,000
Borrowings interest rate																													3.00%
Initial conversion price (in USD per share) | $ / shares																					$ 40.00
Principal amount																					$ 1,000										$ 1,000	1,000
Drawdowns																											203,500,000
Convertible Notes due 2022 [Member] | Borrowings, Redemption, Period One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repurchased face amount percentage																						100.00%
Threshold consecutive or non-consecutive trading days																						15 days
Threshold consecutive trading days																						25 days
Convertible Notes due 2022 [Member] | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Convertible conversion rate	0.0261667
Borrowings, Convertible, Conversion Ratio, Increase (Decrease)	0.0001806
Convertible Notes due 2022 [Member] | Exchange of convertible notes
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount notes issued													$ 62,100,000													$ 62,100,000
Initial conversion price (in USD per share) | $ / shares													$ 37.507													$ 37.507
Convertible Notes due 2022 [Member] | Issuance Of Convertible Notes [Member] | Borrowings, Redemption, Period One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Threshold consecutive or non-consecutive trading days													20 days
Threshold consecutive trading days													30 days
KEXIM Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments																												16,900,000
Borrowings																												15,900,000	$ 199,000,000.0
Loan maximum borrowing capacity																									$ 429,600,000
Net debt to capitalization ratio																									0.60
Consolidated tangible net worth																									$ 1,000,000,000.0
Cumulative positive net income																									25.00%
Net proceeds of equity issuance																									50.00%
Minimum ratio for fair value of vessels																		155.00%
DNB / GIEK credit facility 2019 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																												52,600,000
Loan maximum borrowing capacity																	$ 55,500,000
Net debt to capitalization ratio																	0.60
Consolidated tangible net worth																	$ 1,000,000,000.0
Cumulative positive net income																	25.00%
Net proceeds of equity issuance																	50.00%
China Huarong Lease Financing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																					144,000,000.0							110,300,000	123,800,000
Consolidated tangible net worth																					650,000,000.0
Periodic payment per vessel																			$ 600,000
China Huarong Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis																			3.50%
Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																$ 251,400,000												191,300,000	131,400,000												$ 132,500,000
Loan maximum borrowing capacity								$ 171,200,000																															$ 132,500,000	$ 87,000,000.0	$ 52,000,000.0
Repayments of borrowings																												40,700,000
Net debt to capitalization ratio																								0.60
Consolidated tangible net worth																								$ 1,000,000,000.0
Cumulative positive net income																								25.00%
Net proceeds of equity issuance																								50.00%
Minimum ratio for fair value of vessels																								160.00%
Senior Secured Term Loan Facility - ING Credit Facility [Member] | London Interbank Offered Rate LIBOR plus margin [Member]
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis																1.95%		2.40%
Finance Lease - BCFL Lease Financing | Debt drawdown
Disclosure of non-adjusting events after reporting period [line items]
Borrowings															$ 11,400,000
BCFL Lease Financing (LR2s) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																												84,000,000.0	90,400,000
BCFL Lease Financing (LR2s) [Member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Periodic payment per vessel																													200,000
BCFL Lease Financing (LR2s) [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Periodic payment per vessel																													300,000
BCFL Lease Financing (LR2s) [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis																																						3.50%
BCFL Lease Financing (LR2s) [Member] | Debt drawdown
Disclosure of non-adjusting events after reporting period [line items]
Borrowings															3,800,000
BCFL Lease Financing (MRs) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																												77,700,000	87,800,000
BCFL Lease Financing (MRs) [Member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Minimum ratio for fair value of vessels																							100.00%
BCFL Lease Financing (MRs) [Member] | Installation of scrubbers | MR [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings															$ 5,800,000																		$ 1,900,000
Number of vessels under finance lease arrangements | vessel															3																		1
BCFL Lease Financing (MRs) [Member] | Debt drawdown
Disclosure of non-adjusting events after reporting period [line items]
Borrowings															$ 5,800,000
2021 AVIC lease financing | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing to be deposited with lessor (percent)														1.00%
Aggregate deposit required														$ 1,000,000.0
Quarterly installments														$ 1,800,000
2021 AVIC lease financing | Debt transactions [Member] | London Interbank Offered Rate LIBOR plus margin [Member]
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis														3.45%
Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																												31,100,000	31,600,000
Loan maximum borrowing capacity								$ 35,700,000
Net debt to capitalization ratio																				0.60
Consolidated tangible net worth																				$ 1,000,000,000.0
Cumulative positive net income																				25.00%
Net proceeds of equity issuance																				50.00%
Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member] | Installation of scrubbers
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																																					$ 3,100,000
Number of vessels | vessel																																					2
Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis								2.50%
CMBFL Lease Financing [Member] | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings															79,100,000
Unsecured Senior Notes Due 2025 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																												28,100,000
Consolidated tangible net worth																$ 650,000,000.0
Aggregate principal amount notes issued																$ 28,100,000
Borrowings interest rate																7.00%															3.00%
Drawdowns																$ 26,500,000
Unsecured Senior Notes Due 2025 [Member] | Borrowings, Redemption, Period One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repurchased face amount percentage																102.00%
Unsecured Senior Notes Due 2025 [Member] | Borrowings Redemption Period Four [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repurchased face amount percentage																104.00%
Unsecured Senior Notes Due 2025 [Member] | Debt transactions [Member] | B. Riley Securities Inc.
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount notes issued															$ 28,100,000
Borrowings interest rate															7.00%
Authorized amount of additional Principal															$ 75,000,000.0
Unsecured Senior Notes Due 2025 [Member] | Debt transactions [Member] | B. Riley Securities Inc. | Sales of additional notes
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount notes issued															13,600,000
Drawdowns															13,300,000
Unsecured Senior Notes Due 2025 [Member] | Exchange of convertible notes
Disclosure of non-adjusting events after reporting period [line items]
Borrowings interest rate													3.00%													3.00%
Principal amount													$ 1,000													$ 1,000
Per share volume-weighted average price of our common shares equals or exceeds % of the conversion pric																										125.40%
Unsecured Senior Notes Due 2025 [Member] | Exchange of convertible notes | Principal will accrete on the principal amount, compounded semi-annually, at a rate equal to
Disclosure of non-adjusting events after reporting period [line items]
Borrowings interest rate													5.5202%													5.5202%
Unsecured Senior Notes Due 2025 [Member] | Exchange of convertible notes | Compounds to a yield-to-maturity
Disclosure of non-adjusting events after reporting period [line items]
Borrowings interest rate													8.25%													8.25%
Unsecured Senior Notes Due 2025 [Member] | Issuance Of Convertible Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings													$ 138,200,000													$ 138,200,000
Unsecured Senior Notes Due 2025 [Member] | Issuance Of Convertible Notes [Member] | Borrowings Redemption Period Four [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repurchased face amount percentage													100.00%
$116.0 Million Lease Financing [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																			$ 114,800,000									$ 103,800,000	$ 106,000,000.0
Minimum ratio for fair value of vessels																			111.00%
Aggregate principal amount notes issued																			$ 116,000,000
$116.0 Million Lease Financing [Member] | Installation of scrubbers
Disclosure of non-adjusting events after reporting period [line items]
Borrowings															$ 1,900,000																		$ 5,700,000
2021 TSFL Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Borrowings													$ 57,700,000													$ 57,700,000
2021 TSFL Lease Financing | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis													3.20%													3.20%
Convertible Senior Notes Due 2019 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments																											203,500,000
Aggregate principal amount notes issued																					$ 188,500,000			$ 360,000,000.0			$ 15,000,000.0					$ 52,300,000										$ 360,000,000.0
Convertible Senior Notes Due 2019 [Member] | Exchange of convertible notes
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount notes issued													$ 62,100,000													$ 62,100,000
Convertible Senior Notes Due 2019 [Member] | Exchange of convertible notes | March 2021 Convertible Notes Offering
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount notes issued													$ 76,100,000													$ 76,100,000
MR [Member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels																																1				3
MR [Member] | Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels								2
MR [Member] | CMBFL Lease Financing [Member] | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | vessel													1													1
MR [Member] | CMBFL Lease Financing [Member] | Debt transactions [Member] | London Interbank Offered Rate LIBOR plus margin [Member]
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis													3.20%													3.20%
Installation of Scrubber on MR product tanker [Member] | BNPP Credit Facility [Member] | Debt drawdown
Disclosure of non-adjusting events after reporting period [line items]
Borrowings													$ 1,900,000													$ 1,900,000
Installation of Scrubber on MR product tanker [Member] | China Huarong Lease Financing [Member] | Debt drawdown
Disclosure of non-adjusting events after reporting period [line items]
Vessels fitted with scrubbers | vessel															5
Borrowings															$ 10,000,000.0
Installation of Scrubber on LR2 product tanker | Senior Secured Term Loan Facility - ING Credit Facility [Member] | Debt drawdown
Disclosure of non-adjusting events after reporting period [line items]
Vessels fitted with scrubbers | vessel															2
Borrowings															$ 2,100,000
Intallation of scrubbers on product tankers | $116.0 Million Lease Financing [Member] | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings															$ 1,900,000
Intallation of scrubbers on product tankers | $116.0 Million Lease Financing [Member] | Debt drawdown
Disclosure of non-adjusting events after reporting period [line items]
Vessels fitted with scrubbers | vessel															6
STI Memphis and STI Soh0 | 2021 AVIC lease financing | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings														$ 44,200,000
Number of vessels														2
STI Memphis and STI Soh0 | Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member] | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings														$ 30,000,000.0
STI Lombard and STI Osceola | Senior Secured Term Loan Facility - ING Credit Facility [Member] | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings														$ 29,600,000
Borrowings, bareboat charter term														9 years
STI Lombard and STI Osceola | 2021 AVIC lease financing | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels sold | vessel																															2
Proceeds from sales leaseback														$ 53,100,000
STI Madison | KEXIM Credit Facility [Member] | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings														15,900,000
STI Madison | 2021 $21.0 Million Credit Facility | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings														$ 21,000,000.0
Net debt to capitalization ratio														0.60
Consolidated tangible net worth														$ 1,000,000,000.0
Cumulative positive net income														25.00%
Net proceeds of equity issuance														50.00%
Covenant liquidity requirement amount														$ 25,000,000.0
Consolidated liquidity requirement per each owned vessel														500,000
Consolidated liquidity requirement per each chartered-in vessel														$ 250,000
Minimum ratio for fair value of vessels														140.00%
STI Madison | 2021 $21.0 Million Credit Facility | Debt transactions [Member] | London Interbank Offered Rate LIBOR plus margin [Member]
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis														2.65%
STI Madison | 2021 $21.0 Million Credit Facility | Debt drawdown
Disclosure of non-adjusting events after reporting period [line items]
Quarterly installments														$ 600,000
Handymax [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member] | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings																										46,700,000
Handymax [Member] | CMBFL Lease Financing [Member] | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings													$ 58,800,000													$ 58,800,000
Borrowings, bareboat charter term													7 years
Number of vessels under finance lease arrangements | vessel													4													4
Handymax [Member] | CMBFL Lease Financing [Member] | Debt transactions [Member] | London Interbank Offered Rate LIBOR plus margin [Member]
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis													3.25%													3.25%
Vessels [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | vessel																												135	134
Vessels [member] | CMBFL Lease Financing [Member] | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net debt to capitalization ratio													0.60
Consolidated tangible net worth													$ 1,000,000,000.0
Cumulative positive net income													25.00%
Net proceeds of equity issuance													50.00%
Covenant liquidity requirement amount													$ 25,000,000.0													$ 25,000,000.0
Consolidated liquidity requirement per each owned vessel														$ 500,000
Consolidated liquidity requirement per each chartered-in vessel													$ 250,000													$ 250,000
Minimum ratio for fair value of vessels													120.00%
Vessels [member] | $116.0 Million Lease Financing [Member] | Installation of scrubbers
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels under finance lease arrangements | vessel															1																			4
Vessels [member] | 2021 TSFL Lease Financing | STI Donald C Trausuht, STI Esles II, STI San Telmo and STI Jardins | MR [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels under finance lease arrangements | tanker													3													3
Vessels [member] | 2021 TSFL Lease Financing | STI Galata STI La Boca | MR [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net debt to capitalization ratio													0.65
Consolidated tangible net worth													$ 1,000,000,000.0
Periodic payment per vessel																												$ 400,000
Minimum ratio for fair value of vessels													115.00%